4. Film and Television Costs, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Film And Television Costs Net
Film and Television Costs, net

Note 4: Film and Television Costs, Net

As of March 31, 2018, the Company had net Film and Television Costs of $4,336,217 compared to $2,777,088 at December 31, 2017. The increase relates primarily to the production and development of Rainbow Rangers offset by the amortization of film costs associated with the revenue recognized for Thomas Edison’s Secret Lab, SpacePop and Llama Llama.

During the three months ended March 31, 2018 and 2017, the Company recorded Film and Television Cost amortization expense of $26,738 and $4,605, respectively.

The following table highlights the activity in Film and Television Costs of March 31, 2018, and December 31, 2017:

Total
Film and Television Costs, Net as of December 31, 2016	$2,260,964
Additions to Film and Television Costs	2,863,076
Capitalized Interest	187,883
Film Amortization Expense	(2,534,835)
Film and Television Costs, Net as of December 31, 2017	2,777,088
Additions to Film and Television Costs	1,766,865
Capitalized Interest	42,919
Film Amortization Expense	(250,655)
Film and Television Costs, Net as of March 31, 2018	$4,336,217

Note 4: Film and Television Costs, Net

As of December 31, 2017, the Company had net Film and Television Costs of $2,777,088 compared to $2,260,964 at December 31, 2016. The increase relates primarily to the production and development of SpacePop, Llama Llama, and Rainbow Rangers offset by the amortization of film costs associated with the revenue recognized for Llama Llama, Thomas Edison’s Secret Lab and SpacePop.

During the years ended December 31, 2017 and 2016, the Company recorded Film and Television Cost amortization expense of $2,534,835 and $167,788, respectively.

The following table highlights the activity in Film and Television Costs as of December 31, 2017 and 2016:

Total
Film and Television Costs, Net as of December 31, 2015	$1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of December 31, 2016	2,260,964
Additions to Film and Television Costs	2,863,076
Capitalized Interest	187,883
Film Amortization Expense	(2,534,835)
Film and Television Costs, Net as of December 31, 2017	$2,777,088